SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 7,063	$ 2,868
Portion of Long term debt reclassified	[1]	911
In NIS linked to the Israel central bank interest rate (Prime+0.85%-1.7%) [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 5,207	2,094
In NIS linked to the Israel central bank interest rate (Prime+0.85%-1.7%) [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate		2.45%
In NIS linked to the Israel central bank interest rate (Prime+0.85%-1.7%) [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate		4.30%
Long-term debt from banks linked to the Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 1,856	$ 774

[1]	An amount of $911 has been reclassified from long term debt as of December 31, 2017. For further information see Note 7.